14. INCOME TAX: Schedule of non-capital losses in Canada (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Non-capital losses (income)	$ 6,868,500
Non-capital loss - Item 1
Non-capital losses - Year of Origin	2,008
Non-capital losses - Year of Expiry	2,028
Non-capital losses (income)	$ 10,500
Non-capital loss - Item 2
Non-capital losses - Year of Origin	2,009
Non-capital losses - Year of Expiry	2,029
Non-capital losses (income)	$ 45,000
Non-capital loss - Item 3
Non-capital losses - Year of Origin	2,010
Non-capital losses - Year of Expiry	2,030
Non-capital losses (income)	$ 38,500
Non-capital loss - Item 4
Non-capital losses - Year of Origin	2,010
Non-capital losses - Year of Expiry	2,030
Non-capital losses (income)	$ 325,000
Non-capital loss - Item 5
Non-capital losses - Year of Origin	2,011
Non-capital losses - Year of Expiry	2,031
Non-capital losses (income)	$ 51,500
Non-capital loss - Item 6
Non-capital losses - Year of Origin	2,012
Non-capital losses - Year of Expiry	2,032
Non-capital losses (income)	$ 798,000
Non-capital loss - Item 7
Non-capital losses - Year of Origin	2,013
Non-capital losses - Year of Expiry	2,033
Non-capital losses (income)	$ 606,000
Non-capital loss - Item 8
Non-capital losses - Year of Origin	2,014
Non-capital losses - Year of Expiry	2,034
Non-capital losses (income)	$ 921,000
Non-capital loss - Item 9
Non-capital losses - Year of Origin	2,015
Non-capital losses - Year of Expiry	2,035
Non-capital losses (income)	$ 837,000
Non-capital loss - Item 10
Non-capital losses - Year of Origin	2,016
Non-capital losses - Year of Expiry	2,036
Non-capital losses (income)	$ 1,007,000
Non-capital loss - Item 11
Non-capital losses - Year of Origin	2,017
Non-capital losses - Year of Expiry	2,037
Non-capital losses (income)	$ 854,000
Non-capital loss - Item 12
Non-capital losses - Year of Origin	2,018
Non-capital losses - Year of Expiry	2,038
Non-capital losses (income)	$ 657,000
Non-capital loss - Item 13
Non-capital losses - Year of Origin	2,019
Non-capital losses - Year of Expiry	2,039
Non-capital losses (income)	$ 718,000